RELATED PARTIES (Tables) - Related Party [Member]	6 Months Ended
Jun. 30, 2026
Related Party Transaction [Line Items]
SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS
	June 30, 2026	December 31, 2025
CURRENT LIABILITIES:
Trade payables	-	$78
Accrued expense and other current liabilities	$94	$136

SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN STATEMENTS OF OPERATIONS
	Six Months Ended June 30,
	2026	2025

Research and development	$320	$295
General and administrative	$839	$286